                                                                                                                        August 1, 2012

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

            Re:       Dreyfus International Funds, Inc.

                           -Dreyfus Emerging Markets Fund

            File No. 811-7502

Gentlemen:

            Transmitted for filing is the Annual Report to Shareholders for the fund for the period ended May 31, 2012, filed in compliance with the provisions of Section 30 of the Investment Company Act of 1940.

                                                                                                Very truly yours,

                                                                                                /s/ Loretta Johnston

                                                                                                Loretta Johnston
                                                                                                Senior Paralegal

LJ\

Enclosures